Revenue (Tables) - Seaspan [Member]	12 Months Ended
Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Components of Revenue

For the year ended December 31, 2019, 2018, and 2017, revenue consists of:

	2019	2018	2017
Time charter revenue	$1,096.0	$1,061.1	$825.0
Interest income from leasing	35.5	35.2	6.3
	$1,131.5	$1,096.3	$831.3

Schedule of Future Minimum Revenues Committed

At December 31, 2019, the minimum future revenues to be received on committed time charters and interest income to be earned from sales-type and direct financing leases are as follows:

	Time charter revenue to be received from operating leases	Interest income to be earned from sales-type and direct financing leases	Total committed revenue
2020	$1,028.1	$63.8	$1,091.9
2021	857.9	60.8	918.7
2022	630.7	56.8	687.5
2023	425.7	49.5	475.2
2024	274.8	30.9	305.7
Thereafter	230.7	216.2	446.9
	$3,447.9	$478.0	$3,925.9